Document and Entity Information	12 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	OLD MARKET CAPITAL CORPORATION
Amendment Flag	false
Entity Central Index Key	0001000045